Document and Entity Information Document	Apr. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 22, 2022
Document Period End Date	Apr. 22, 2022
Amendment Flag	false
Entity Registrant Name	Live Current Media Inc.
Entity Address, Address Line One	10801 Thornmint Rd., Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	92127
Entity Incorporation, State Country Name	NV
City Area Code	604
Local Phone Number	648-0500
Entity File Number	000-29929
Entity Central Index Key	0001108630
Entity Emerging Growth Company	false
Entity Tax Identification Number	88-0346310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false